Related-Party Transactions - Summary of Total Compensation of the Company's Management (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key Management Personnel Compensation [Line Items]
Fixed	R$ 55,019	R$ 45,880	R$ 33,381
Variable	73,061	93,400	54,029
Total	128,080	139,280	87,410
Board of Directors [Member]
Key Management Personnel Compensation [Line Items]
Fixed	22,056	13,141	8,700
Variable	30,919	24,860	7,300
Total	52,975	38,001	16,000
Officers [Member]
Key Management Personnel Compensation [Line Items]
Fixed	32,963	32,739	24,681
Variable	42,142	68,540	46,729
Total	R$ 75,105	R$ 101,279	R$ 71,410